Cash and cash equivalents and short term investments - Short Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Short-term investments	€ 568	€ 256
Interest received	58	25	€ 12
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Restricted cash and cash equivalents	42	102
Short-term investments	€ 33	€ 49